Equity - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2013 Ratio	Dec. 31, 2012	Dec. 31, 2011	Nov. 20, 2012 Brookfield Residential [Member]	Nov. 20, 2012 Brookfield Asset Management Inc. [Member]	Nov. 26, 2012 Provision of Over-allotment Option [Member]
Equity [Abstract]
Preferred shares issued and outstanding	64,061	65,286	70,002
Convertible Preferred Shares, percentage	8.00%
Conversion rate of Common Shares per convertible Preferred Share	2.731787607
Conversion price per share	$ 9.15
Preferred Share dividends in arrears	$ 0	$ 0
Weighted average market price of Common Shares	$ 18.30
Common Shares issued	119,026,076	118,279,534	101,342,718	8,000,000	8,000,000	424,696
Gross proceeds from issuance of Common Shares		228,181,000		116,000,000	111,000,000	6,200,000
Transaction costs incurred in relation to Common Share offering				$ 5,200,000